Discontinued Operations, Reconciliation of Reserve Balances to Liability for Unpaid Loss and Loss Adjustment Expenses (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims [Abstract]
Unpaid unallocated loss adjustment expense	$ 2,734	$ 2,955
Auto Insurance [Member]
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims [Abstract]
Unpaid loss and allocated loss adjustment expense, net of reinsurance, for years presented	22,266	24,248
Unpaid loss and loss adjustment expense, net of reinsurance, for years prior to 2010	393	97
Unpaid unallocated loss adjustment expense	2,734	2,955
Unpaid losses and loss adjustment expenses	25,393	27,300
Homeowners Insurance [Member]
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims [Abstract]
Unpaid loss and allocated loss adjustment expense, net of reinsurance, for years presented	104	30
Unpaid loss and loss adjustment expense, net of reinsurance, for years prior to 2010	0	0
Unpaid unallocated loss adjustment expense	0	0
Unpaid losses and loss adjustment expenses	$ 104	$ 30